SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per common stock (FY) (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Class A Common Stock
Numerator:
Allocation of net income (loss), as adjusted		$ 582,608	$ (304,448)	$ 560,306	$ (192,876)	$ (1,295,774)
Denominator:
Weighted average shares outstanding, basic		23,650,000	10,858,152	23,650,000	3,645,803	8,674,180
Weighted average shares outstanding, diluted	0	23,650,000	10,858,152	23,650,000	3,645,803	8,674,180
Basic net income per common share	$ 0.00	$ 0.02	$ (0.03)	$ 0.02	$ (0.05)	$ (0.15)
Diluted net income per common share	$ 0.00	$ 0.02	$ (0.03)	$ 0.02	$ (0.05)	$ (0.15)
Class B Common Stock
Numerator:
Allocation of net income (loss), as adjusted		$ 141,649	$ (148,650)	$ 136,226	$ (260,222)	$ (765,995)
Denominator:
Weighted average shares outstanding, basic		5,750,000	5,301,630	5,750,000	4,918,796	5,127,732
Weighted average shares outstanding, diluted	0	5,750,000	5,301,630	5,750,000	4,918,796	5,127,732
Basic net income per common share	$ 0.00	$ 0.02	$ (0.03)	$ 0.02	$ (0.05)	$ (0.15)
Diluted net income per common share	$ 0.00	$ 0.02	$ (0.03)	$ 0.02	$ (0.05)	$ (0.15)